Label	Element	Value
AXS Chesapeake Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AXS Chesapeake Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AXS Chesapeake Strategy Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "YOUR ACCOUNT WITH THE FUNDS - Purchase of Shares/Class A Shares Purchase Program" on page 124, "YOUR ACCOUNT WITH THE FUNDS - Purchase of Shares/Class C Shares Purchase Programs" on page 126, "YOUR ACCOUNT WITH THE FUNDS - Purchase of Shares/Class I Shares" on page 127 and in "APPENDIX A - Waivers and Discounts Available from Intermediaries" on page 165 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 22, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A and Class C shares and $100,000 (initial investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio (typically U.S. Treasuries and other short-term U.S. government obligations) comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds (the “Fixed Income Portfolio”) and (ii) directly or indirectly in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non-U.S., including emerging markets) markets across a wide range of asset classes, including equities, fixed income, currencies and commodities, utilizing a portfolio of futures, forwards, options, spot contracts and swaps (the “Futures Portfolio”). The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”) which may then invest in such assets directly or indirectly.

Chesapeake Capital Corporation (“Chesapeake” or the “Sub-Advisor”) manages the Futures Portfolio and the Subsidiary’s Futures Portfolio by applying the Chesapeake Program. The Chesapeake Program is a long-term trend following (a strategy that generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made) program that utilizes trading systems across a broadly diversified set of markets with a systematic trading (a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered) approach, focusing on capital preservation while attempting to provide positive annual returns. Chesapeake analyzes markets, including price movement, market volatility, open interest (the total number of contracts long or short in a delivery month or market that has been entered into and not yet liquidated by an offsetting transaction or fulfilled by delivery), and volume, as a means of predicting market opportunity and discovering any repeating patterns in past historical prices. The scope of markets that may be accessed includes stock indices, single stock futures, interest rates, currencies, and commodities. The Chesapeake Program may also invest directly in long and short positions of U.S. and non-U.S. equity securities as part of its broader trend following program. The direct investments in equity securities will typically not exceed 30% of the Fund’s total assets.

The Fund may make some or all of its investments in the Futures Portfolio through the Subsidiary. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets at each quarter end of the Fund’s fiscal year. Generally, the Subsidiary will primarily invest directly or indirectly in commodity futures, but it may also invest in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Through investing in the Subsidiary, the Fund will, among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same asset coverage requirements imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund’s transactions in derivatives. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund’s returns will be derived principally from changes in the value of securities and derivatives of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Sub-Advisor may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Sub-Advisor Strategy Risk. The performance of the Fund’s Futures Portfolio depends primarily on the ability of the Sub-Advisor to anticipate price movements in the relevant markets and underlying derivative instruments and futures and forward contracts. Such price movements may be volatile and may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in philosophies and emotions of various market participants.

The Sub-Advisor’s investment process may not take all of these factors into account. The successful use of futures contracts and other derivatives draws upon the Sub-Advisor’s skill and experience with respect to such instruments and are subject to special risk considerations.

The trading decisions of the Sub-Advisor are based in part on mathematical models, which are implemented as automated computer algorithms that the Sub-Advisor has developed over time. The successful operation of the automated computer algorithms on which the Sub-Advisor’s trading decisions are based is reliant upon the Sub-Advisor’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Sub-Advisor recognizing that fact before substantial losses are incurred. There can be no assurance that the Sub-Advisor will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Counterparty Risk. The derivative contracts entered into by the Fund and the Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Commodities Risk. Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time. The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute “qualifying income.” Investment through the Subsidiary is expected to allow the Fund to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The tax treatment of the Fund’s investment in the Subsidiary could nevertheless be adversely affected by future legislation or Treasury regulations.

Investment through the Subsidiary may affect the timing and character of income and gain recognized by the Fund, and of distributions to shareholders. For example, the tax treatment of any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are generally taxed 60% as long-term capital gains/losses and 40% short term capital gains/losses. However, because the Subsidiary is a “controlled foreign corporation” for tax purposes, any income or gain recognized in respect of its investments in 1256 futures contracts will be passed through to the Fund as ordinary income, and distributions attributable to such income and gains will generally be taxable to shareholders as ordinary income.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Government Intervention and Regulatory Changes Risk. In response to the global financial crisis that began in 2007, which caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks took steps to support financial markets, including by keeping interest rates low. Similar steps were taken again in 2020 in an effort to support the economy during the coronavirus pandemic. In 2022, the Federal Reserve began to unwind its balance sheet by not replacing existing bond holdings as they mature (“Quantitative Tightening”). Also in 2022, the Federal Reserve began raising the federal funds rate in an effort to fight inflation. Government interventions such as those described above may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. In addition, legal and regulatory changes could occur that may adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. For example, the regulation of derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging Risk. Certain Fund transactions, such as entering into futures contracts, options and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Sub-Advisors about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

LIBOR Risk. Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallback provisions for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund acquired the assets and liabilities of the Equinox Chesapeake Strategy Fund, a series of Equinox Funds Trust (the “Predecessor Fund”), on November 8, 2019. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to November 8, 2019, reflect the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the SG Trend Index. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations on November 8, 2019. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the SG Trend Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-AXS-ALTS (1-833-297-2587)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I Shares
Highest Calendar Quarter Return at NAV	21.04%	Quarter Ended 12/31/2013
Lowest Calendar Quarter Return at NAV	(11.80)%	Quarter Ended 12/31/2018

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
AXS Chesapeake Strategy Fund | SG Trend Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.35%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012
AXS Chesapeake Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.45%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.69%	[2],[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.19%	[2],[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	784
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,389
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 21, 2015
Overnight check delivery fee	ck0001587982_OvernightCheckDeliveryFee	$ 25
Wire fee	ck0001587982_WireFee	$ 20
AXS Chesapeake Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.45%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.44%	[2],[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.94%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C Shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 397
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,746
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,688
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	297
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,746
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,688
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 21, 2015
Overnight check delivery fee	ck0001587982_OvernightCheckDeliveryFee	$ 25
Wire fee	ck0001587982_WireFee	$ 20
AXS Chesapeake Strategy Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.45%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.44%	[2],[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.94%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	713
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,738
Annual Return 2013	rr_AnnualReturn2013	25.86%
Annual Return 2014	rr_AnnualReturn2014	22.86%
Annual Return 2015	rr_AnnualReturn2015	3.12%
Annual Return 2016	rr_AnnualReturn2016	(6.32%)
Annual Return 2017	rr_AnnualReturn2017	15.11%
Annual Return 2018	rr_AnnualReturn2018	(12.91%)
Annual Return 2019	rr_AnnualReturn2019	(2.55%)
Annual Return 2020	rr_AnnualReturn2020	6.96%
Annual Return 2021	rr_AnnualReturn2021	12.22%
Annual Return 2022	rr_AnnualReturn2022	20.13%
1 Year	rr_AverageAnnualReturnYear01	20.13%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012
Overnight check delivery fee	ck0001587982_OvernightCheckDeliveryFee	$ 25
Wire fee	ck0001587982_WireFee	$ 20
AXS Chesapeake Strategy Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.37%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.85%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
AXS Chesapeake Strategy Fund | Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.91%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]

[1]	The Fund’s “Management Fees” include a management fee paid to the advisor by the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) at the annual rate of 1.45% of the Subsidiary’s average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the advisor obtains the prior approval of the Trust’s Board of Trustees.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A)), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of Class A, Class C and Class I shares of the Fund, respectively. This agreement is effective until July 22, 2024, and it may be terminated before that date only by Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Similarly, the predecessor fund’s investment advisor, Equinox Institutional Asset Management, LP (“Equinox”), is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by Equinox to the predecessor fund prior to the predecessor fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment, In each case, such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the predecessor fund prior to the reorganization must be approved by the Trust’s Board of Trustees.
[3]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	Class C Shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.